Offerings	Oct. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, underlying the Series A Preferred Stock
Amount Registered | shares	46,289,055
Proposed Maximum Offering Price per Unit	7.38
Maximum Aggregate Offering Price	$ 341,613,225.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,176.79
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of the Registrant's common stock, par value $0.0001 ("Common Stock") as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of 46,289,055 shares of the Registrant's Common Stock issuable by the Registrant upon the conversion of the Series A Preferred Stock (as defined in this Registration Statement). These shares are registered for issuance and resale in this Registration Statement. The proposed maximum aggregate offering price ("PMOPU") is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of Common Stock as reported on the Nasdaq Global Market on October 3, 2025, which was approximately $7.38 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	15,568,887
Proposed Maximum Offering Price per Unit	7.38
Maximum Aggregate Offering Price	$ 114,898,386.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,867.47
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of the Registrant's common stock, par value $0.0001 ("Common Stock") as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of 15,568,887 shares of the Registrant's Common Stock, or Earn Out Shares (as defined in this Registration Statement), issuable by the Registrant to certain securityholders who held securities of Kodiak Robotics, Inc. These shares are registered for issuance and resale in this Registration Statement. The PMOPU is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of Common Stock as reported on the Nasdaq Global Market on October 3, 2025, which was approximately $7.38 per share.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, underlying warrants
Amount Registered | shares	17,769,375
Proposed Maximum Offering Price per Unit	7.38
Maximum Aggregate Offering Price	$ 131,137,987.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,110.16
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of the Registrant's common stock, par value $0.0001 ("Common Stock") as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of 17,769,375 shares of the Registrant's Common Stock issuable by the Registrant upon the conversion of the PIPE Warrants (as defined in this Registration Statement). These shares are registered for issuance and resale in this Registration Statement. The PMOPU is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of Common Stock as reported on the Nasdaq Global Market on October 3, 2025, which was approximately $7.38 per share.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, underlying warrants
Amount Registered | shares	7,606,666
Proposed Maximum Offering Price per Unit	7.38
Maximum Aggregate Offering Price	$ 56,137,195.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,752.55
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of the Registrant's common stock, par value $0.0001 ("Common Stock") as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of 7,606,666 shares of the Registrant's Common Stock issuable by the Registrant upon the conversion of the Non-Redemption Agreement Warrants (as defined in this Registration Statement). These shares are registered for issuance and resale in this Registration Statement. The PMOPU is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of Common Stock as reported on the Nasdaq Global Market on October 3, 2025, which was approximately $7.38 per share
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	58,259,206
Proposed Maximum Offering Price per Unit	7.38
Maximum Aggregate Offering Price	$ 429,952,940.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 59,376.50
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of the Registrant's common stock, par value $0.0001 ("Common Stock") as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of an aggregate of 58,259,206 shares of Common Stock registered for resale in this Registration Statement, comprised of (i) 38,657,638 Consideration Shares (as defined in this Registration Statement), (ii) 12,500,000 shares of SPAC Sponsor Contribution Shares (as defined in this Registration Statement), which includes 6,250,000 shares of SPAC Sponsor Earn Out Shares (as defined in this Registration Statement, (iii) 3,591,627 shares of SPAC Sponsor Affiliate Investor Shares (as defined in this Registration Statement), (iv) 2,050,394 shares of Co-Invest Investor Shares (as defined in this Registration Statement), (v) 1,091,519 shares of Legacy Kodiak Advisor Shares (as defined in this Registration Statement), and (vi) 368,028 shares of Non-Redemption Agreement Shares (as defined in this Registration Statement). The PMOPU is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of Common Stock as reported on the Nasdaq Global Market on October 3, 2025, which was approximately $7.38 per share.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, underlying warrants
Amount Registered | shares	24,999,990
Proposed Maximum Offering Price per Unit	7.38
Maximum Aggregate Offering Price	$ 184,499,926.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,479.44
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of the Registrant's common stock, par value $0.0001 ("Common Stock") as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of an aggregate of 24,999,990 shares of Common Stock issuable by the Registrant upon the conversion of the Public Warrants (as defined in this Registration Statement). These shares are registered for issuance and resale in this Registration Statement. The PMOPU is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of Common Stock as reported on the Nasdaq Global Market on October 3, 2025, which was approximately $7.38 per share.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, underlying warrants
Amount Registered | shares	14,300,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 164,450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,710.54
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of the Registrant's common stock, par value $0.0001 ("Common Stock") as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of an aggregate of 14,300,000 shares of Common Stock issuable by the Registrant upon the conversion of the Private Placement Warrants (as defined in this Registration Statement). These shares are registered for issuance and resale in this Registration Statement. Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants exercisable for Common Stock
Amount Registered | shares	14,300,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of the Registrant's common stock, par value $0.0001 ("Common Stock") as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of an aggregate of 14,300,000 Private Placement Warrants (as defined in this Registration Statement) registered for resale in this Registration Statement. Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the warrants and the entire fee is allocated to the underlying Common Stock.